SIGNIFICANT ACCOUNTING POLICIES - Schedule of Debt Securities at Fair Value by Significant Investment Categories (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Money market funds	$ 6,738,412	$ 5,559,705
Debt securities at fair value	$ 6,738,412	$ 5,559,705